Subsidiary Guarantors Subsidiary Guarantors Condensed Consolidating Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Subsidiary Guarantors [Line Items]
Accounts receivable – related parties	$ 0		$ 0
Assets of Disposal Group, Including Discontinued Operation	1,259,382		1,243,602
Other current assets	29,008		55,046
Property, Plant and Equipment — Net	824,451		982,784
Investment in subsidiaries	0		0
Total other long-term assets	14,709		12,784
Total assets	2,127,550		2,294,216
Accounts payable – related parties	0		0
Liabilities held for sale	637,738		609,099
Other current liabilities	81,829		79,122
Other long-term liabilities	76,624		78,504
Long-term debt	757,480		659,117
Members' Equity	573,879	[1]	868,374	[1]
Total liabilities and equity	2,127,550		2,294,216
Parent Company [Member]
Subsidiary Guarantors [Line Items]
Accounts receivable – related parties	691,588		660,898
Assets of Disposal Group, Including Discontinued Operation	8,762		23,176
Other current assets	6,927		18,896
Property, Plant and Equipment — Net	2,318		2,657
Investment in subsidiaries	1,133,217		1,324,293
Total other long-term assets	10,012		7,677
Total assets	1,852,824		2,037,597
Accounts payable – related parties	0		0
Liabilities held for sale	500,291		497,424
Other current liabilities	15,688		6,704
Other long-term liabilities	5,486		5,978
Long-term debt	757,480		659,117
Members' Equity	573,879		868,374
Total liabilities and equity	1,852,824		2,037,597
Co-issuer [Member]
Subsidiary Guarantors [Line Items]
Accounts receivable – related parties	0		0
Assets of Disposal Group, Including Discontinued Operation	0		0
Other current assets	1		1
Property, Plant and Equipment — Net	0		0
Investment in subsidiaries	0		0
Total other long-term assets	0		0
Total assets	1		1
Accounts payable – related parties	0		0
Liabilities held for sale	0		0
Other current liabilities	0		0
Other long-term liabilities	0		0
Long-term debt	0		0
Members' Equity	1		1
Total liabilities and equity	1		1
Guarantor Subsidiaries [Member]
Subsidiary Guarantors [Line Items]
Accounts receivable – related parties	0		0
Assets of Disposal Group, Including Discontinued Operation	1,250,620		1,220,426
Other current assets	22,080		36,149
Property, Plant and Equipment — Net	822,133		980,127
Investment in subsidiaries	0		0
Total other long-term assets	4,697		5,107
Total assets	2,099,530		2,241,809
Accounts payable – related parties	691,588		660,898
Liabilities held for sale	137,447		111,675
Other current liabilities	66,141		72,418
Other long-term liabilities	71,138		72,526
Long-term debt	0		0
Members' Equity	1,133,216		1,324,292
Total liabilities and equity	2,099,530		2,241,809
Non-Guarantor Subsidiaries [Member]
Subsidiary Guarantors [Line Items]
Accounts receivable – related parties	0		0
Assets of Disposal Group, Including Discontinued Operation	0		0
Other current assets	0		0
Property, Plant and Equipment — Net	0		0
Investment in subsidiaries	908		958
Total other long-term assets	0		0
Total assets	908		958
Accounts payable – related parties	0		0
Liabilities held for sale	0		0
Other current liabilities	0		0
Other long-term liabilities	0		0
Long-term debt	0		0
Members' Equity	908		958
Total liabilities and equity	908		958
Consolidation, Eliminations [Member]
Subsidiary Guarantors [Line Items]
Accounts receivable – related parties	(691,588)		(660,898)
Assets of Disposal Group, Including Discontinued Operation	0		0
Other current assets	0		0
Property, Plant and Equipment — Net	0		0
Investment in subsidiaries	(1,134,125)		(1,325,251)
Total other long-term assets	0		0
Total assets	(1,825,713)		(1,986,149)
Accounts payable – related parties	(691,588)		(660,898)
Liabilities held for sale	0		0
Other current liabilities	0		0
Other long-term liabilities	0		0
Long-term debt	0		0
Members' Equity	(1,134,125)		(1,325,251)
Total liabilities and equity	$ (1,825,713)		$ (1,986,149)

[1]	156,644,153 and 144,675,751 common units were issued and outstanding as of December 31, 2013 and December 31, 2012, respectively. These amounts do not include unvested restricted common units granted under the Partnership's long-term incentive plan of 2,743,807 and 2,608,035 as of December 31, 2013 and December 31, 2012, respectively.